AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2019

	Shares	Value		Shares	Value
Common Stocks - 54.1%			Amazon.com, Inc.*	1,465	$2,543,108
Communication Services - 4.6%			Aoyama Trading Co., Ltd. (Japan)	700	12,217
Activision Blizzard, Inc.	5,450	$288,414	AutoZone, Inc.*	410	444,694
Alphabet, Inc. , Class A*	1,680	2,051,515	Beneteau, S.A. (France)	1,300	13,666
AT&T, Inc.	15,614	590,834	boohoo Group PLC (United Kingdom)*	4,200	13,684
Avex, Inc. (Japan)	2,000	23,511	Booking Holdings, Inc.*	150	294,392
Borussia Dortmund GmbH & Co. KGaA (Germany)	600	6,036	BorgWarner, Inc.	9,640	353,595
Capcom Co., Ltd. (Japan)	2,500	66,539	Chipotle Mexican Grill, Inc. *	630	529,496
Cinemark Holdings, Inc. [1]	8,600	332,304	Darden Restaurants, Inc.	890	105,216
Comcast Corp., Class A	9,235	416,314	DFS Furniture PLC (United Kingdom)	12,100	32,879
CTS Eventim AG & Co. KGaA (Germany)	700	39,437	Dollar General Corp.	1,680	267,019
Electronic Arts, Inc. *	790	77,278	Dollar Tree, Inc. *	1,205	137,563
Facebook, Inc. , Class A *	6,615	1,177,999	eBay, Inc.	9,190	358,226
Gree, Inc. (Japan)	4,400	20,073	Evolution Gaming Group AB (Sweden)[2]	1,100	21,617
GungHo Online Entertainment, Inc. (Japan)	1,400	31,846	Exedy Corp. (Japan)	1,000	19,608
HKBN, Ltd. (Hong Kong)	19,000	35,015	Expedia Group, Inc.	780	104,840
Infrastrutture Wireless Italiane S.P.A. (Italy) [2]	800	8,301	Extended Stay America, Inc.	24,000	351,360
Kadokawa Corp. (Japan)	3,200	44,912	Ford Motor Co.	31,790	291,196
Match Group, Inc. [1]	2,800	200,032	Foster Electric Co., Ltd. (Japan)	1,400	23,827
Mixi, Inc. (Japan)	900	19,001	Fujibo Holdings, Inc. (Japan)	300	8,369
Nordic Entertainment Group AB,			Garrett Motion, Inc. (Switzerland) *	1	10
Class B (Sweden)	800	18,919	Gentex Corp.	15,670	431,474
Omnicom Group, Inc.[1]	8,210	642,843	Grand Canyon Education, Inc.*	2,060	202,292
ProSiebenSat.1 Media SE (Germany)	400	5,511	Greggs PLC (United Kingdom)	1,300	33,421
RAI Way S. P. A. (Italy) [2]	2,100	12,200	Harley-Davidson, Inc. [1]	8,245	296,573
Rightmove PLC (United Kingdom)	1,400	9,473	Heiwa Corp. (Japan)	1,700	35,065
Sanoma OYJ (Finland)	1,700	18,974	The Home Depot, Inc.	1,530	354,991
SKY Perfect JSAT Holdings, Inc. (Japan)	11,900	48,268	IDP Education, Ltd. (Australia)	4,000	42,093
SmarTone Telecommunications Holdings,			Inchcape PLC (United Kingdom)[1]	2,900	22,512
Ltd. (Hong Kong)	26,100	22,686
			Jumbo Interactive, Ltd. (Australia)	900	14,701
Take-Two Interactive Software, Inc. *	12,795	1,603,725
			Just Eat PLC (United Kingdom) *	2,100	17,250
Telephone & Data Systems, Inc.	8,195	211,431
			JVC Kenwood Corp. (Japan)	15,100	44,729
T-Mobile US, Inc.*	3,995	314,686
			Kohl's Corp. [1]	4,800	238,368
TripAdvisor, Inc. *,1	6,725	260,123
			Lifestyle International Holdings, Ltd. (Hong Kong)	11,500	11,982
Twitter, Inc. *	3,175	130,810
			Marston's PLC (United Kingdom)	16,700	25,359
Verizon Communications, Inc.	28,880	1,743,197
			Matas A/S (Denmark)	3,300	24,328
Viacom, Inc., Class B	26,270	631,268
			Moneysupermarket.com Group
The Walt Disney Co.	8,589	1,119,318	PLC (United Kingdom)	5,400	25,113
Total Communication Services		12,222,793	NetEnt AB (Sweden)	30,900	95,267
Consumer Discretionary - 4.7%			Newell Brands, Inc.[1]	45,320	848,390
888 Holdings PLC (Gibraltar)	13,400	25,389	Nordstrom, Inc.[1]	4,445	149,663
Accent Group, Ltd. (Australia)	55,400	63,820	Norwegian Cruise Line Holdings, Ltd. *	2,560	132,531
Adient PLC[1]	16,050	368,508
			Pets at Home Group PLC (United Kingdom)	9,600	24,520

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Consumer Discretionary - 4.7% (continued)			Rami Levy Chain Stores Hashikma Marketing
Pool Corp.	460	$92,782	2006, Ltd. (Israel)	650	$36,836
Ross Stores, Inc.	5,345	587,148	Salmar A. S. A. (Norway)	900	39,512
Seiko Holdings Corp. (Japan)	1,200	26,627	Sheng Siong Group, Ltd. (Singapore)	8,800	7,067
			Sprouts Farmers Market, Inc. *,1	16,225	313,792
ServiceMaster Global Holdings, Inc. *	1,700	95,030
SSP Group PLC (United Kingdom)	4,559	34,715	Stock Spirits Group PLC (United Kingdom)	12,800	36,507
Starbucks Corp.	1,390	122,904	Tassal Group, Ltd. (Australia)	5,000	14,456
The TJX Cos., Inc.	5,670	316,046	Tate & Lyle PLC (United Kingdom)	3,500	31,665
Tokai Rika Co., Ltd. (Japan)	1,800	30,617	Walmart, Inc.	9,995	1,186,207
			Total Consumer Staples		12,140,932
Tokmanni Group Corp. (Finland)	3,000	33,353
			Energy - 2.4%
Tractor Supply Co.	1,430	129,329
Ulta Beauty, Inc. *,1	370	92,741	Cabot Oil & Gas Corp.	8,660	152,156
			Chevron Corp.	11,935	1,415,491
VF Corp.	970	86,320
The Wendy's Co. [1]	63,930	1,277,321	ConocoPhillips	13,200	752,136
			Continental Resources, Inc. *	3,330	102,531
Xebio Holdings Co., Ltd. (Japan)	1,600	17,473
			Devon Energy Corp.	14,320	344,539
Xinyi Glass Holdings, Ltd. (Hong Kong)	11,900	13,108
Total Consumer Discretionary		12,410,435	DNO A. S. A. (Norway)	2,300	3,299
Consumer Staples - 4.6%			Exxon Mobil Corp.	22,775	1,608,143
Axfood AB (Sweden)	1,700	36,093	Gaztransport Et Technigaz, S. A. (France)	1,050	103,886
Bunge, Ltd.	9,970	564,501	Japan Petroleum Exploration Co., Ltd. (Japan)	600	15,265
C&C Group PLC (Ireland)	10,700	48,399	Modec, Inc. (Japan)	1,400	34,366
Casey's General Stores, Inc. [1]	1,025	165,189	Naphtha Israel Petroleum Corp., Ltd. (Israel)	8,300	46,207
			National Oilwell Varco, Inc. [1]	10,680	226,416
Cloetta AB, Class B (Sweden)	5,200	14,917
The Coca-Cola Co.	19,205	1,045,520	Occidental Petroleum Corp.	4,320	192,110
Colgate-Palmolive Co.	10,165	747,229	Parsley Energy, Inc., Class A	9,790	164,472
Constellation Brands, Inc. , Class A	1,795	372,068	PBF Energy, Inc. , Class A	3,865	105,089
Costco Wholesale Corp.	1,750	504,193	Pioneer Natural Resources Co.	4,115	517,544
Edgewell Personal Care Co. *,1	8,595	279,252	Schlumberger, Ltd.	15,740	537,836
The Estee Lauder Cos., Inc. , Class A	1,280	254,656	TGS NOPEC Geophysical Co., A.S.A. (Norway)	1,300	32,904
General Mills, Inc.	14,220	783,806	Washington H Soul Pattinson & Co.,
			Ltd. (Australia)	1,600	22,735
Glanbia PLC (Ireland)	2,300	28,579
			Whitehaven Coal, Ltd. (Australia)	15,500	32,599
Keurig Dr Pepper, Inc. [1]	10,335	282,352
			Total Energy		6,409,724
Kimberly-Clark Corp.	3,810	541,210	Financials - 8.7%
The Kroger Co.	8,905	229,571	Aflac, Inc.	8,000	418,560
McCormick & Co., Inc. , Non-Voting Shares [1]	4,950	773,685
			The Allstate Corp.	4,310	468,411
Metcash Ltd. (Australia)	6,000	12,115	Ameriprise Financial, Inc.	4,390	645,769
Monster Beverage Corp. *	8,810	511,509
			Aon PLC (United Kingdom)	475	91,946
Nissin Foods Co. Ltd. (Hong Kong)	40,000	33,167	Banca Mediolanum S.P.A. (Italy)	2,700	20,267
Noevir Holdings Co., Ltd. (Japan)	400	20,965	Bank of America Corp.	32,175	938,545
Origin Enterprises PLC (Ireland)	8,300	46,319	Bank of Georgia Group PLC (Georgia)	1,500	24,714
PepsiCo, Inc.	4,755	651,910	BAWAG Group AG (Austria) [2]	600	23,611
Philip Morris International, Inc.	4,230	321,184	BB&T Corp. [1]	13,580	724,765
The Procter & Gamble Co.	17,740	2,206,501

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Financials - 8.7% (continued)			Tokyo Kiraboshi Financial Group, Inc. (Japan)	2,300	$29,986
Berkshire Hathaway, Inc., Class B *	9,560	$1,988,671	Topdanmark A/S (Denmark)	800	38,618
BlackRock, Inc.	790	352,056	The Travelers Cos., Inc.	7,435	1,105,510
Brewin Dolphin Holdings PLC (United Kingdom)	5,200	20,330	U. S. Bancorp	11,655	644,988
Cboe Global Markets, Inc.	10,810	1,242,177	Unipol Gruppo S. P. A. (Italy)	6,000	31,949
Cembra Money Bank AG (Switzerland)	650	67,739	Waddell & Reed Financial, Inc. , Class A [1]	21,910	376,414
Cerved Group S. P. A. (Italy)	1,300	11,337	Wells Fargo & Co.	17,870	901,363
Chimera Investment Corp., REIT [1]	26,710	522,448	White Mountains Insurance Group, Ltd.	182	196,560
Citigroup, Inc.	20,255	1,399,215	Total Financials		23,142,568
Coface, S. A. (France) *	3,200	36,343	Health Care - 6.4%
Commerce Bancshares, Inc. [1]	17,237	1,045,424	AbbVie, Inc.	7,100	537,612
Cullen/Frost Bankers, Inc. [1]	2,630	232,886	Alexion Pharmaceuticals, Inc. *	1,050	102,837
Dah Sing Financial Holdings, Ltd. (Hong Kong)	10,400	38,505	Align Technology, Inc.*	380	68,750
Deutsche Pfandbriefbank AG (Germany) [2]	1,200	14,630	Almirall, S. A. (Spain)	1,100	19,244
FactSet Research Systems, Inc. [1]	590	143,352	Amgen, Inc.	1,975	382,182
Financial Products Group Co., Ltd. (Japan)	2,900	29,061	Baxter International, Inc.	2,000	174,940
Franklin Resources, Inc. [1]	19,155	552,813	BioGaia AB, Class B (Sweden)	1,000	43,916
Globe Life, Inc.	2,630	251,849	Bristol-Myers Squibb Co.	1,330	67,444
Intermediate Capital Group			Chemed Corp.	850	354,935
PLC (United Kingdom)	4,600	82,255	Cigna Corp.	3,694	560,712
Jafco Co., Ltd. (Japan)	900	34,222	DiaSorin S. P. A. (Italy)	50	5,815
Japan Securities Finance Co., Ltd. (Japan)	12,100	56,596	Eli Lilly & Co.	2,005	224,219
JPMorgan Chase & Co.	15,798	1,859,267	EMIS Group PLC (United Kingdom)	5,500	68,707
KBC Ancora (Belgium)	700	31,095	Exelixis, Inc. *	32,230	569,988
Legg Mason, Inc.	43,400	1,657,446	Galenica AG (Switzerland) [2]	650	37,333
Lincoln National Corp.	9,160	552,531	GN Store Nord A/S (Denmark)	200	8,107
M&T Bank Corp.	4,510	712,445	Henry Schein, Inc.*,1	19,330	1,227,455
Marusan Securities Co., Ltd. (Japan)	3,900	18,039	Hogy Medical Co., Ltd. (Japan)	100	2,873
MetLife, Inc.	3,410	160,816	Humana, Inc.	410	104,825
Navient Corp. [1]	23,620	302,336	Johnson & Johnson	17,420	2,253,800
Northern Trust Corp.	13,470	1,257,020	Kaken Pharmaceutical Co., Ltd. (Japan)	900	41,856
Okasan Securities Group, Inc. (Japan)	3,800	13,546	KYORIN Holdings, Inc. (Japan)	3,000	49,802
ProAssurance Corp.	4,120	165,912	Laboratory Corp. of America Holdings *	4,130	693,840
The Progressive Corp.	7,000	540,750	Masimo Corp.*	1,770	263,358
Prudential Financial, Inc.	1,870	168,207	McKesson Corp.	3,140	429,112
Reinsurance Group of America, Inc.	2,035	325,356	MEDNAX, Inc.*	4,850	109,707
Senshu Ikeda Holdings, Inc. (Japan)	5,400	9,376	Medtronic PLC (Ireland)	15,125	1,642,877
SpareBank 1 Nord Norge (Norway)	7,500	56,000	Merck & Co., Inc.	15,075	1,269,014
Storebrand A.S.A. (Norway)	200	1,264	Molina Healthcare, Inc.*	670	73,512
T Rowe Price Group, Inc.	1,650	188,512	Nanosonics, Ltd. (Australia) *	6,000	25,596
TCF Financial Corp.	7,275	276,959	Neurocrine Biosciences, Inc.*	3,450	310,880
TOC Co., Ltd. (Japan)	900	6,892	Nichi-iko Pharmaceutical Co., Ltd. (Japan)	900	10,052
Tokai Tokyo Financial Holdings, Inc. (Japan)	12,600	34,914	Paramount Bed Holdings Co., Ltd. (Japan)	400	14,615

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Health Care - 6.4% (continued)			Italmobiliare S. P. A. (Italy)	800	$18,303
Pfizer, Inc.	32,977	$1,184,864	Johnson Controls International PLC	25,830	1,133,679
Pro Medicus, Ltd. (Australia)	700	13,157	Kanematsu Corp. (Japan)	4,400	49,702
ResMed, Inc.	1,230	166,185	Kardex AG (Switzerland)	190	26,235
Seikagaku Corp. (Japan)	2,400	25,270	Kokuyo Co., Ltd. (Japan)	1,100	15,423
STERIS PLC	6,165	890,781	Komori Corp. (Japan)	7,400	78,360
Stryker Corp.	670	144,921	L3Harris Technologies, Inc.	390	81,370
Toho Holdings Co., Ltd. (Japan)	2,500	58,086	Landstar System, Inc.	11,350	1,277,783
UnitedHealth Group, Inc.	1,635	355,318	Lockheed Martin Corp.	920	358,855
Veeva Systems, Inc. , Class A *	2,035	310,724	Macquarie Infrastructure Corp.	9,600	378,912
Vertex Pharmaceuticals, Inc. *	7,275	1,232,531	Meitec Corp. (Japan)	300	14,742
Vitrolife AB (Sweden)	1,100	17,982	Mersen, S. A. (France)	1,100	34,280
Zealand Pharma A/S (Denmark) *	1,200	30,552	Mitie Group PLC (United Kingdom)	5,100	9,180
Zimmer Biomet Holdings, Inc.	7,100	974,617	Morgan Advanced Materials
Total Health Care		17,154,903	PLC (United Kingdom)	19,500	62,434
			Nibe Industrier AB, Class B (Sweden)[1]	2,800	35,490
Industrials - 5.8%
Aeon Delight Co., Ltd. (Japan)	400	12,574	Norfolk Southern Corp.	2,030	364,710
Aida Engineering, Ltd. (Japan)	9,900	80,570	nVent Electric PLC (United Kingdom)	13,760	303,270
Allison Transmission Holdings, Inc.	4,265	200,668	Okumura Corp. (Japan)	1,800	48,245
Amadeus Fire AG (Germany)	530	58,623	PACCAR, Inc.	4,945	346,199
Applus Services, S.A. (Spain)	900	11,672	Parker-Hannifin Corp.	3,560	642,972
Armstrong World Industries, Inc.	7,195	695,757	QinetiQ Group PLC (United Kingdom)	16,000	56,808
ASTM S. P. A. (Italy)	300	9,594	Ryobi Ltd. (Japan)	3,700	62,312
The Boeing Co.	1,220	464,173	Sanki Engineering Co., Ltd. (Japan)	5,600	66,674
bpost, S. A. (Belgium)	2,500	26,199	Service Stream, Ltd. (Australia)	24,300	43,015
Carlisle Cos., Inc.	1,840	267,794	Shikun & Binui, Ltd. (Israel)	11,200	42,703
			Signify, N. V. (Netherlands)[2]	100	2,748
Cintas Corp.	500	134,050
			Snap-on, Inc.[1]	2,960	463,358
CSX Corp.	2,060	142,696
CTT-Correios de Portugal, S. A. (Portugal)	5,600	12,964	Sodick Co., Ltd. (Japan)	1,900	13,688
Dart Group PLC (United Kingdom)	2,900	32,626	Sojitz Corp. (Japan)	24,000	74,661
Diploma PLC (United Kingdom)	200	4,089	Southwest Airlines Co.	32,890	1,776,389
Dover Corp.	11,540	1,148,922	Stagecoach Group PLC (United Kingdom)	14,000	23,015
Duskin Co., Ltd. (Japan)	500	12,930	Stanley Black & Decker, Inc.	1,490	215,171
Enav S. P. A. (Italy)[2]	800	4,517	Star Micronics Co., Ltd. (Japan)	2,500	35,601
Expeditors International of Washington, Inc.	10,330	767,416	Sumitomo Mitsui Construction Co., Ltd. (Japan)	3,100	16,335
			Teledyne Technologies, Inc.*	1,780	573,142
Galliford Try PLC (United Kingdom)	1,700	13,971
General Electric Co.	56,415	504,350	Textron, Inc.	3,210	157,162
The Go-Ahead Group PLC (United Kingdom)	4,200	104,005	Tokyu Construction Co., Ltd. (Japan)	6,800	52,246
HEICO Corp. [1]	621	77,550	Toyo Construction Co., Ltd. (Japan)	5,200	22,550
			Trinity Industries, Inc. [1]	6,000	118,080
Honeywell International, Inc.	6,325	1,070,190
Huber + Suhner AG (Switzerland)	350	22,539	Ushio, Inc. (Japan)	900	12,780
Intertrust, N. V. (Netherlands) [2]	100	1,956	Valmet OYJ (Finland)	1,000	19,399
IPH, Ltd. (Australia)	1,900	11,177

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Industrials - 5.8% (continued)			PayPal Holdings, Inc. *	1,760	$182,318
WW Grainger, Inc.	1,540	$457,611	Quadient SAS (France)	900	18,629
Total Industrials		15,479,164	QUALCOMM, Inc.	5,330	406,572
Information Technology - 9.4%			Ryosan Co. Ltd. (Japan)	1,100	28,074
Accenture PLC, Class A (Ireland)	590	113,487	Siltronic AG (Germany)	310	23,551
ALSO Holding AG (Switzerland)	200	28,576	Softcat PLC (United Kingdom)	2,500	30,802
Analog Devices, Inc.	11,700	1,307,241	SolarWinds Corp. *,1	6,200	114,390
Apple, Inc.	17,155	3,842,205	Spectris PLC (United Kingdom)	400	12,007
ASM International N. V. (Netherlands)	100	9,200	Splunk, Inc.*,1	3,060	360,652
Atlassian Corp. PLC, Class A (Australia) *	690	86,554	Symantec Corp.	11,490	271,509
Automatic Data Processing, Inc.	1,110	179,176	Texas Instruments, Inc.	5,160	666,878
Avalara, Inc. *	1,035	69,645	TIS, Inc. (Japan)	300	17,333
Avast PLC (United Kingdom) [2]	7,700	36,783	UNITED, Inc. (Japan)	5,500	60,812
Barco N.V. (Belgium)	100	19,749	VeriSign, Inc.*	4,445	838,460
BE Semiconductor Industries, N. V. (Netherlands) [1]	1,300	40,666	Visa, Inc., Class A	13,455	2,314,395
Black Knight, Inc. *	4,285	261,642	VTech Holdings, Ltd. (Hong Kong)	600	5,236
Booz Allen Hamilton Holding Corp.	2,145	152,338	The Western Union Co. [1]	9,680	224,286
Broadridge Financial Solutions, Inc.	1,380	171,713	Xilinx, Inc.	1,610	154,399
CDW Corp.	1,240	152,818	Total Information Technology		25,173,301
Ceridian HCM Holding, Inc. *,1	2,570	126,881	Materials - 1.6%
Cisco Systems, Inc.	30,675	1,515,652	Altri SGPS, S.A. (Portugal)	6,300	41,814
Citizen Watch Co., Ltd. (Japan)	6,500	31,889	Celanese Corp.	1,180	144,302
Citrix Systems, Inc.	7,540	727,761	CF Industries Holdings, Inc.	2,660	130,872
Dialog Semiconductor PLC (United Kingdom) *	1,100	52,097	Coronado Global Resources, Inc. (Australia) [2]	12,100	18,891
Elastic, N.V. *	4,150	341,711	Corteva, Inc.	12,895	361,060
Electrocomponents PLC (United Kingdom)	1,600	12,649	Domtar Corp.	10,810	387,106
F5 Networks, Inc.*	1,710	240,118	Eagle Materials, Inc. [1]	2,080	187,221
Fortinet, Inc. *	11,180	858,177	Ecolab, Inc.	920	182,197
Hosiden Corp. (Japan)	6,800	70,033	Elkem A.S.A. (Norway)[2]	10,600	25,830
HP, Inc.	13,800	261,096	Ferrexpo PLC (Switzerland)	6,600	13,082
Ines Corp. (Japan)	4,400	47,702	Fujimi, Inc. (Japan)	900	21,282
Intel Corp.	15,050	775,527	Kemira OYJ (Finland)	700	10,296
International Business Machines Corp.	6,800	988,856	Linde PLC (United Kingdom)	3,040	588,909
Intuit, Inc.	570	151,586	Metsa Board OYJ (Finland)	4,200	24,957
Juniper Networks, Inc.	18,690	462,578	Mount Gibson Iron, Ltd. (Australia)	87,600	46,753
Logitech International, S. A. (Switzerland)	100	4,064	The Navigator Co., S. A. (Portugal) [1]	6,300	22,526
Manhattan Associates, Inc. *	930	75,023	PPG Industries, Inc.	3,315	392,861
Mastercard, Inc., Class A	3,390	920,622	Reliance Steel & Aluminum Co.	5,050	503,283
Maxim Integrated Products, Inc.	5,920	342,827	Royal Gold, Inc.	7,455	918,530
Microsoft Corp.	25,280	3,514,678	Salzgitter AG (Germany)	200	3,359
National Instruments Corp.	5,220	219,188	Silgan Holdings, Inc.	6,745	202,586
Oracle Corp.	12,730	700,532	Toagosei Co., Ltd. (Japan)	600	6,804
Palo Alto Networks, Inc. *	2,600	529,958	Toyo Ink SC Holdings Co., Ltd. (Japan)	600	13,693

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Materials - 1.6% (continued)			S IMMO AG (Austria)	1,100	$25,296
Yodogawa Steel Works, Ltd. (Japan)	1,600	$30,011	Selvaag Bolig A. S. A. (Norway)	17,300	97,967
Total Materials		4,278,225	Simon Property Group, Inc. , REIT	1,190	185,223
Real Estate - 3.0%			Soilbuild Business Space REIT (Singapore)	194,200	75,171
Alexandria Real Estate Equities, Inc. , REIT	700	107,828	Tanger Factory Outlet Centers, Inc. , REIT [1]	11,900	184,212
alstria office REIT-AG (Germany)	1,400	23,957	Taubman Centers, Inc. , REIT [1]	1,540	62,878
American Tower Corp., REIT	1,045	231,081	Vastned Retail, N. V. , REIT (Netherlands)	100	2,986
Argosy Property, Ltd. (New Zealand)	23,700	21,747	Ventas, Inc., REIT	6,120	446,944
Bayside Land Corp. (Israel)	30	19,171	Weingarten Realty Investors, REIT	42,965	1,251,570
CapitaLand Retail China Trust, REIT (Singapore)	8,152	9,027	WP Carey, Inc., REIT [1]	2,585	231,357
Charter Hall Group, REIT (Australia)	1,600	12,584	Yanlord Land Group, Ltd. (Singapore)	14,800	12,543
Corestate Capital Holding, S. A. (Luxembourg) [1]	600	22,104	Total Real Estate		8,105,637
Corporate Office Properties Trust, REIT	11,140	331,749	Utilities - 2.9%
Equity Commonwealth, REIT	13,880	475,390	Acciona, S.A. (Spain)	400	42,333
Equity Residential, REIT	6,015	518,854	ACEA S.P.A. (Italy)	1,000	19,965
Fabege AB (Sweden)	1,800	29,652	Alliant Energy Corp.	11,580	624,509
First Real Estate Investment Trust,			American Electric Power Co., Inc.	9,550	894,739
REIT (Singapore)	20,700	15,128	Atmos Energy Corp.	8,440	961,231
Frasers Commercial Trust, REIT (Singapore)	29,005	33,786	Avangrid, Inc.[1]	5,840	305,140
GDI Property Group, REIT (Australia)	78,600	80,638	Consolidated Edison, Inc.	8,580	810,553
Goldcrest Co., Ltd. (Japan)	3,100	60,922	Eversource Energy [1]	8,230	703,418
Hemfosa Fastigheter AB (Sweden)	6,500	65,815	Italgas S. P. A. (Italy)	5,000	32,266
Intervest Offices & Warehouses, N. V. ,			Kenon Holdings, Ltd. (Singapore)	3,000	59,766
REIT (Belgium)	2,100	60,309
			OGE Energy Corp.	10,760	488,289
Intu Properties PLC, REIT (United Kingdom)	26,600	14,502
			Pinnacle West Capital Corp.	5,410	525,149
Kenedix Retail REIT Corp. (Japan)	10	25,054
			REN - Redes Energeticas Nacionais SGPS,
Kungsleden AB (Sweden)	6,900	62,648	S. A. (Portugal)	11,100	30,968
Lar Espana Real Estate Socimi S. A. , REIT (Spain)	3,100	26,051	The Southern Co.	11,445	706,958
Life Storage, Inc. , REIT	2,440	257,200	WEC Energy Group, Inc.[1]	8,760	833,076
Mapletree North Asia Commercial Trust,			Xcel Energy, Inc.	12,640	820,210
REIT (Singapore)	25,000	23,891
			Total Utilities		7,858,570
Mori Trust Sogo Reit, Inc. (Japan)	40	71,695	Total Common Stocks
NewRiver REIT PLC (United Kingdom)	12,600	30,117	(Cost $131,006,971)		144,376,252
NSI, N. V. , REIT (Netherlands)	100	4,322
				Principal
Nyfosa AB (Sweden)*	600	4,084		Amount
Omega Healthcare Investors, Inc. , REIT	2,940	122,863	Corporate Bonds and Notes - 13.0%
Outfront Media, Inc. , REIT	6,500	180,570	Financials - 3.5%
Park Hotels & Resorts, Inc. , REIT [1]	22,080	551,338	Air Lease Corp.
Piedmont Office Realty Trust, Inc. , Class A, REIT	29,770	621,598	4.250%, 09/15/24	$35,000	37,366
Public Storage, REIT	2,740	672,040	American Express Co.
			3.400%, 02/27/23	20,000	20,781
Raysum Co., Ltd. (Japan)	5,800	60,372
			American Financial Group, Inc.
RDI REIT PLC (United Kingdom)	9,600	12,889	3.500%, 08/15/26	25,000	25,698
Realty Income Corp., REIT	7,400	567,432	Athene Holding, Ltd. (Bermuda)
Retail Value, Inc., REIT	2,729	101,082	4.125%, 01/12/28	605,000	622,579

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value

Financials - 3.5% (continued)			Morgan Stanley
			(3 month LIBOR + 1.340%)
AXA Equitable Holdings, Inc.			3.591%, 07/22/28[3]	$345,000	$363,975
4.350%, 04/20/28	$30,000	$31,997
			MUFG Americas Holdings Corp.
AXIS Specialty Finance LLC			3.000%, 02/10/25	30,000	30,660
3.900%, 07/15/29	30,000	31,440
			Office Properties Income Trust
Bank of America Corp., GMTN			4.250%, 05/15/24	380,000	388,695
(3 month LIBOR + 1.370%)
3.593%, 07/21/28 [3]	1,405,000	1,484,506	Old Republic International Corp.
			3.875%, 08/26/26	25,000	26,336
The Bank of New York Mellon Corp., MTN
3.250%, 09/11/24	45,000	47,238	Omega Healthcare Investors, Inc.
			5.250%, 01/15/26	480,000	526,407
Berkshire Hathaway, Inc.
3.125%, 03/15/26	10,000	10,561	The Progressive Corp.
			4.350%, 04/25/44	295,000	350,146
Brighthouse Financial, Inc.
3.700%, 06/22/27	625,000	617,771	Sabra Health Care LP / Sabra Capital Corp.
			4.800%, 06/01/24	20,000	21,154
Capital One Financial Corp.
3.800%, 01/31/28	50,000	52,796	Santander Holdings USA, Inc.
			4.400%, 07/13/27	605,000	650,187
CBRE Services, Inc.
5.250%, 03/15/25	25,000	28,009	Selective Insurance Group, Inc.
			5.375%, 03/01/49	25,000	29,390
Cincinnati Financial Corp.
6.920%, 05/15/28	20,000	26,272	Service Properties Trust
			5.250%, 02/15/26	25,000	25,994
Citigroup, Inc.
(3 month LIBOR + 1.338%)			Transatlantic Holdings, Inc.
3.980%, 03/20/30 [3]	60,000	65,294	8.000%, 11/30/39	20,000	29,634
CNO Financial Group, Inc.			Visa, Inc.
			2.750%, 09/15/27[1]	240,000	251,779
5.250%, 05/30/25	255,000	274,871
			2.800%, 12/14/22	40,000	41,153
E*TRADE Financial Corp.			4.150%, 12/14/35	240,000	289,534
4.500%, 06/20/28	10,000	10,898
			Welltower, Inc.
EPR Properties			3.100%, 01/15/30[1]	375,000	375,782
4.750%, 12/15/26	25,000	26,894
			Weyerhaeuser Co.
FS KKR Capital Corp.			7.375%, 03/15/32	25,000	35,052
4.625%, 07/15/24	20,000	20,531	Total Financials		9,237,774
The Goldman Sachs Group, Inc.
(3 month LIBOR + 1.510%), 3.691%, 06/05/28 [3]	115,000	120,722	Industrials - 7.7%
3.850%, 01/26/27	700,000	742,823	AbbVie, Inc.
6.250%, 02/01/41	220,000	304,204	4.400%, 11/06/42	575,000	594,241
Host Hotels & Resorts, LP			Agilent Technologies, Inc.
6.000%, 10/01/21	25,000	26,625	3.875%, 07/15/23	30,000	31,547
Invesco Finance PLC (United Kingdom)			Ahold Finance USA LLC
5.375%, 11/30/43	10,000	12,018	6.875%, 05/01/29	20,000	26,327
Kemper Corp.			Allegion US Holding Co., Inc.
4.350%, 02/15/25	25,000	26,430	3.550%, 10/01/27	25,000	25,489
Lazard Group LLC			Altria Group, Inc.
3.750%, 02/13/25	405,000	423,586	4.250%, 08/09/42	55,000	53,350
Legg Mason, Inc.			AmerisourceBergen Corp.
4.750%, 03/15/26	25,000	27,390	4.250%, 03/01/45	30,000	30,423
Lincoln National Corp.			4.300%, 12/15/47	500,000	512,478
7.000%, 06/15/40	25,000	35,688	Amgen, Inc.
			4.950%, 10/01/41	640,000	764,257
Mercury General Corp.
4.400%, 03/15/27	615,000	646,908	Anheuser-Busch InBev Worldwide Inc.
			8.200%, 01/15/39	65,000	103,414

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value

Industrials - 7.7% (continued)			Danaher Corp.
Anthem, Inc.			2.400%, 09/15/20	$20,000	$20,032
3.500%, 08/15/24	$235,000	$246,451	Darden Restaurants, Inc.
AT&T Inc.			4.550%, 02/15/48	30,000	31,733
5.550%, 08/15/41	570,000	682,556	Delta Air Lines, Inc.
Autodesk, Inc.			4.375%, 04/19/28	255,000	272,465
4.375%, 06/15/25	25,000	27,076	Deutsche Telekom International Finance, B.V.
Automatic Data Processing, Inc.			(Netherlands)
2.250%, 09/15/20	20,000	20,058	9.250%, 06/01/32	10,000	15,752
AutoNation, Inc.			Discovery Communications LLC
3.800%, 11/15/27	30,000	30,352	6.350%, 06/01/40	565,000	692,512
BAT Capital Corp.			Dollar General Corp.
3.557%, 08/15/27	800,000	806,545	3.875%, 04/15/27	30,000	32,180
Best Buy Co., Inc.			The Dow Chemical Co.
4.450%, 10/01/28	635,000	690,295	5.250%, 11/15/41	240,000	275,695
Biogen, Inc.			DR Horton, Inc.
5.200%, 09/15/45	540,000	641,115	5.750%, 08/15/23	25,000	27,779
BorgWarner, Inc.			Eastman Chemical Co.
4.375%, 03/15/45	245,000	253,448	3.800%, 03/15/25	30,000	31,450
Broadcom Corp. / Broadcom Cayman			eBay, Inc.
Finance, Ltd.			4.000%, 07/15/42	40,000	39,136
3.500%, 01/15/28	55,000	53,654	Embraer Netherlands Finance BV (Netherlands)
Broadcom, Inc.			5.050%, 06/15/25	350,000	383,910
3.625%, 10/15/24 [2]	605,000	615,546	Enterprise Products Operating LLC
Broadridge Financial Solutions, Inc.			5.950%, 02/01/41	45,000	57,652
3.400%, 06/27/26	25,000	25,930	Expedia, Inc.
Bunge, Ltd. Finance Corp.			3.800%, 02/15/28	30,000	31,425
3.750%, 09/25/27	30,000	30,790	General Electric Co., GMTN
			3.450%, 05/15/24	25,000	25,690
Burlington Northern Santa Fe LLC			4.125%, 10/09/42	48,000	48,133
5.400%, 06/01/41	40,000	52,093
			Gilead Sciences, Inc.
Campbell Soup Co.			5.650%, 12/01/41	40,000	52,681
4.150%, 03/15/28	25,000	26,943
			Halliburton Co.
Cardinal Health, Inc.			4.500%, 11/15/41	40,000	41,980
3.410%, 06/15/27	640,000	635,249
			Harley-Davidson, Inc.
Cenovus Energy, Inc. (Canada)			4.625%, 07/28/45	30,000	30,963
4.250%, 04/15/27	30,000	31,217
			Hasbro, Inc.
Citrix Systems, Inc.			3.500%, 09/15/27	605,000	619,704
4.500%, 12/01/27	640,000	692,461
			Helmerich & Payne, Inc.
Coca-Cola Consolidated, Inc.			4.650%, 03/15/25	25,000	27,035
3.800%, 11/25/25	25,000	26,293
			Hewlett Packard Enterprise Co.
Comcast Corp.			4.900%, 10/15/25	495,000	548,262
4.150%, 10/15/28	95,000	106,651
			HollyFrontier Corp.
Conagra Brands, Inc.			5.875%, 04/01/26	545,000	611,068
5.300%, 11/01/38	15,000	17,358
			Hubbell, Inc.
CSX Corp.			3.500%, 02/15/28	25,000	26,073
3.700%, 10/30/20	15,000	15,186
			Ingersoll-Rand Global Holding Co., Ltd.
CVS Health Corp.			5.750%, 06/15/43	450,000	581,955
5.300%, 12/05/43	70,000	81,635
			Intel Corp.
			4.800%, 10/01/41	40,000	50,532

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value

Industrials - 7.7% (continued)			Philip Morris International, Inc.
International Paper Co.			4.375%, 11/15/41	$605,000	$662,495
6.000%, 11/15/41	$15,000	$18,337	QUALCOMM, Inc.
Jabil, Inc.			4.800%, 05/20/45	35,000	41,860
3.950%, 01/12/28	30,000	30,341	Reliance Steel & Aluminum Co.
JB Hunt Transport Services, Inc.			4.500%, 04/15/23	25,000	26,426
3.875%, 03/01/26	30,000	31,836	Roper Technologies, Inc.
Kennametal, Inc.			4.200%, 09/15/28	30,000	32,974
4.625%, 06/15/28	560,000	596,151	RPM International, Inc.
Keurig Dr Pepper, Inc.			3.750%, 03/15/27	30,000	31,177
4.597%, 05/25/28	35,000	39,264	Southern Copper Corp. (Peru)
Keysight Technologies, Inc.			3.875%, 04/23/25	35,000	36,552
4.600%, 04/06/27	590,000	649,775	Southwest Airlines Co.
Kinder Morgan, Inc.			3.450%, 11/16/27	30,000	31,340
4.300%, 03/01/28	50,000	54,271	Spirit AeroSystems, Inc.
KLA Corp.			4.600%, 06/15/28	25,000	26,944
4.125%, 11/01/21	25,000	25,846	Tapestry, Inc.
5.000%, 03/15/49	100,000	123,319	4.250%, 04/01/25	550,000	576,024
Kohl's Corp.			Target Corp.
4.250%, 07/17/25	590,000	625,204	2.500%, 04/15/26 [1]	300,000	306,100
Lowe's Cos., Inc.			4.000%, 07/01/42	240,000	277,078
4.650%, 04/15/42	350,000	395,576	TC PipeLines LP
LYB International Finance BV (Netherlands)			3.900%, 05/25/27	325,000	339,128
5.250%, 07/15/43	565,000	644,903	4.375%, 03/13/25	25,000	26,596
			Tech Data Corp.
Marathon Oil Corp.			3.700%, 02/15/22	25,000	25,569
4.400%, 07/15/27	30,000	32,016
			Thermo Fisher Scientific, Inc.
Marvell Technology Group, Ltd.			4.150%, 02/01/24	35,000	37,597
4.875%, 06/22/28	230,000	255,656
			Total System Services, Inc.
Maxim Integrated Products, Inc.			4.800%, 04/01/26	25,000	27,797
3.450%, 06/15/27	30,000	31,024
			Toyota Motor Credit Corp., MTN
Micron Technology, Inc.			4.250%, 01/11/21	25,000	25,735
5.327%, 02/06/29	30,000	32,984
			Tyco Electronics Group, S. A. (Luxembourg)
Mylan, Inc.			7.125%, 10/01/37	20,000	28,871
4.550%, 04/15/28	280,000	297,453
			Valero Energy Corp.
NetApp, Inc.			4.000%, 04/01/29	35,000	37,254
3.300%, 09/29/24	30,000	30,673
			Verizon Communications, Inc.
NVR, Inc.			4.272%, 01/15/36	855,000	962,901
3.950%, 09/15/22	25,000	26,081
			VMware, Inc.
NXP, B.V. / NXP Funding LLC (Netherlands)			3.900%, 08/21/27	30,000	30,881
5.550%, 12/01/28 [2]	30,000	34,867
			Walmart, Inc.
Occidental Petroleum Corp.			1.900%, 12/15/20	35,000	35,087
4.625%, 06/15/45	220,000	227,902
			Whirlpool Corp.
Omnicom Group, Inc. / Omnicom Capital, Inc.			4.750%, 02/26/29	30,000	33,466
3.600%, 04/15/26	30,000	31,649
			WPP Finance 2010 (United Kingdom)
Oracle Corp.			3.750%, 09/19/24	30,000	31,198
3.250%, 11/15/27	80,000	84,807
			WW Grainger, Inc.
Oshkosh Corp.			4.600%, 06/15/45	25,000	29,454
4.600%, 05/15/28	25,000	27,007
Pentair Finance S.a.r.l. (Luxembourg)
4.500%, 07/01/29	30,000	31,181

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value

Industrials - 7.7% (continued)			FNMA
			2.000%, 01/01/30	$43,858	$43,735
Xilinx, Inc.			2.500%, 04/01/28 to 05/01/43	1,392,358	1,398,035
2.950%, 06/01/24	$25,000	$25,693	3.000%, 03/01/42 to 01/01/47	1,287,970	1,322,587
Total Industrials		20,650,545	3.500%, 11/01/25 to 08/01/48	2,117,881	2,180,454
Utilities - 1.8%			4.000%, 12/01/21 to 02/01/49	3,004,693	3,130,520
			4.500%, 06/01/39 to 12/01/48	1,401,505	1,491,888
Arizona Public Service Co.			5.000%, 09/01/33 to 10/01/41	223,237	246,366
5.050%, 09/01/41	25,000	31,087	5.500%, 02/01/35 to 05/01/39	105,626	119,287
Baker Hughes, a GE Co. LLC			Total Fannie Mae		11,718,337
5.125%, 09/15/40	325,000	372,942	Freddie Mac - 7.9%
Boardwalk Pipelines LP			Federal Home Loan Mortgage Corp.
5.950%, 06/01/26	300,000	336,459	2.375%, 01/13/22	490,000	497,656
DPL, Inc.			FHLMC Gold Pool
4.350%, 04/15/29[2]	450,000	445,006
			2.500%, 07/01/28 to 09/01/46	1,068,075	1,073,537
Emera US Finance LP			3.000%, 01/01/29 to 01/01/48	6,246,306	6,404,886
3.550%, 06/15/26	600,000	629,157	3.500%, 03/01/42 to 09/01/48	7,898,938	8,188,968
			4.000%, 03/01/44 to 09/01/48	3,419,281	3,595,512
Enable Midstream Partners LP			4.500%, 02/01/39 to 04/01/44	639,113	690,105
3.900%, 05/15/24	30,000	30,600	5.000%, 07/01/35 to 07/01/41	514,204	568,161
Enbridge Energy Partners LP			5.500%, 04/01/38 to 01/01/39	30,793	34,818
5.500%, 09/15/40	35,000	41,412	Total Freddie Mac		21,053,643
Evergy, Inc.			U. S. Treasury Obligations - 19.2%
2.900%, 09/15/29	50,000	49,854
			U. S. Treasury Bonds
Exelon Generation Co. LLC			2.250%, 08/15/49	145,000	149,160
5.750%, 10/01/41	50,000	59,880	2.750%, 08/15/47	1,790,000	2,026,511
FirstEnergy Corp.			3.000%, 02/15/48 to 02/15/49	3,940,000	4,690,860
Series B			3.125%, 05/15/48	785,000	954,342
3.900%, 07/15/27	50,000	53,325	U. S. Treasury Notes
Indiana Michigan Power Co.			1.125%, 07/31/21	3,305,000	3,272,854
			1.500%, 01/31/22	3,600,000	3,591,000
Series K			1.625%, 11/15/22 to 04/30/23	3,565,000	3,570,670
4.550%, 03/15/46	450,000	545,052	1.750%, 11/15/20 to 07/15/22	4,735,000	4,750,602
National Fuel Gas Co.			1.875%, 11/30/21	1,730,000	1,739,393
4.750%, 09/01/28	630,000	668,988	2.000%, 02/28/21 to 04/30/24	6,940,000	7,037,229
			2.125%, 12/31/21	1,810,000	1,830,080
PacifiCorp			2.250%, 04/30/21 to 08/15/27	6,525,000	6,682,195
4.100%, 02/01/42	25,000	28,517	2.375%, 08/15/24	3,415,000	3,543,196
Plains All American Pipeline, LP /			2.500%, 08/15/23 to 05/15/24	3,190,000	3,312,895
PAA Finance Corp.			2.625%, 06/15/21 to 02/15/29	3,875,000	4,069,336
4.500%, 12/15/26	615,000	652,698	Total U. S. Treasury Obligations		51,220,323
Progress Energy, Inc.			Total U. S. Government and Agency Obligations
6.000%, 12/01/39	600,000	794,306	(Cost $81,563,092)		83,992,303
Sempra Energy
6.000%, 10/15/39	20,000	25,719		Shares
			Preferred Stock - 0.0%#
Total Utilities		4,765,002
			Industrials - 0.0%#
Total Corporate Bonds and Notes
(Cost $32,956,792)		34,653,321	Sixt SE (Germany)	200	13,146
U. S. Government and Agency Obligations -			Total Preferred Stock
31.5%			(Cost $13,575)		13,146
Fannie Mae - 4.4%
Federal National Mortgage Association
1.875%, 09/24/26	345,000	349,511
2.000%, 10/05/22	835,000	843,727
2.625%, 09/06/24 [1]	565,000	592,227

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

		Principal
		Amount	Value			Shares	Value

Short	-Term Investments - 2.4%			Other Investment Companies - 1.2%
	Joint Repurchase Agreements - 1.2%[4]			Dreyfus Government Cash Management Fund,
				Institutional Shares, 1.85%[5]		1,050,553	$1,050,553
	Bank of Montreal, dated 09/30/19, due 10/01/19,
	2.300% total to be received $158,965			Dreyfus Institutional Preferred Government
	(collateralized by various U. S. Treasuries,			Money Market Fund, Institutional Shares,
	0.000% - 3.750%, 10/10/19 - 05/15/45, totaling			1.90% [5]		1,050,553	1,050,553
	$162,134)	$158,955	$158,955	JPMorgan U.S. Government Money Market Fund,
	Cantor Fitzgerald Securities, Inc. , dated 09/30/19,			IM Shares, 1.87%[5]		1,082,388	1,082,388
	due 10/01/19, 2.400% total to be received			Total Other Investment Companies			3,183,494
	$1,000,067 (collateralized by various
	U. S. Government Agency Obligations and			Total Short-Term Investments
	U. S. Treasuries, 0.000% - 9.000%, 10/25/19 -			(Cost $6,342,449)			6,342,449
	07/15/61, totaling $1,020,000)	1,000,000	1,000,000	Total Investments - 101.0%
	Guggenheim Securities LLC, dated 09/30/19, due			(Cost $251,882,879)			269,377,471
	10/01/19, 2.420% total to be received			Other Assets, less Liabilities - (1.0)%			(2,547,088)
	$1,000,067 (collateralized by various			Net Assets - 100.0%			$266,830,383
	U. S. Government Agency Obligations and
	U. S. Treasuries, 1.500% - 5.000%, 08/15/22 -
	06/20/69, totaling $1,020,000)	1,000,000	1,000,000
	RBC Dominion Securities, Inc. , dated 09/30/19,
	due 10/01/19, 2.370% total to be received
	$1,000,066 (collateralized by various
	U. S. Government Agency Obligations and
	U. S. Treasuries, 0.000% - 6.500%, 10/15/19 -
	09/01/49, totaling $1,020,000)	1,000,000	1,000,000
	Total Joint Repurchase Agreements		3,158,955

	* Non-income producing security.			[4] Cash collateral received for securities lending activity was invested in these joint
	# Less than 0.05%.			repurchase agreements.
	[1] Some of these securities, amounting to $15,182,268 or 5.7% of net assets, were out on			[5] Yield shown represents the September 30, 2019, seven day average yield, which refers
	loan to various borrowers and are collateralized by cash and various U. S. Treasury			to the sum of the previous seven days' dividends paid, expressed as an annual
	Obligations. See below for more information.			percentage.
	[2] Security exempt from registration under Rule 144A of the Securities Act of 1933. This			FHLMC	Freddie Mac
	security may be resold in transactions exempt from registration, normally to qualified			FNMA	Fannie Mae
	buyers. At September 30, 2019, the value of these securities amounted to $1,303,836 or			GMTN	Global Medium-Term Notes
	0.5% of net assets.			LIBOR	London Interbank Offered Rate
	[3] Variable rate security. The rate shown is based on the latest available information as of
				MTN	Medium-Term Note
	September 30, 2019. Certain variable rate securities are not based on a published
	reference rate and spread but are determined by the issuer or agent and are based on			REIT	Real Estate Investment Trust
	current market conditions. These securities do not indicate a reference rate and
	spread in their description above.

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$24,675,576	$497,725	—	$25,173,301
Financials	22,447,622	694,946	—	23,142,568
Health Care	16,781,199	373,704	—	17,154,903
Industrials	14,384,653	1,094,511	—	15,479,164
Consumer Discretionary	11,815,373	595,062	—	12,410,435
Communication Services	11,862,032	360,761	—	12,222,793
Consumer Staples	11,857,632	283,300	—	12,140,932
Real Estate	7,503,511	602,126	—	8,105,637
Utilities	7,673,272	185,298	—	7,858,570
Energy	6,118,463	291,261	—	6,409,724
Materials	3,998,927	279,298	—	4,278,225
Corporate Bonds and Notes †	—	34,653,321	—	34,653,321
U. S. Government and Agency Obligations †	—	83,992,303	—	83,992,303
Preferred Stock ††	—	13,146	—	13,146
Short-Term Investments
Joint Repurchase Agreements	—	3,158,955	—	3,158,955
Other Investment Companies	3,183,494	—	—	3,183,494
Total Investments in Securities	$142,301,754	$127,075,717	—	$269,377,471

† All corporate bonds and notes and U. S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U. S.
government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
†† All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.
1 An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the period ended September 30, 2019, there were no transfers in or out of Level 3.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

The country allocation in the Schedule of Portfolio Investments at September 30, 2019 is as follows:

			% of Long-Term		% of Long-Term
Country			Investments	Country	Investments
Australia			0.2	Japan	0.8
Austria			0.0#	Luxembourg	0.0#
Belgium			0.1	Netherlands	0.4
Bermuda			0.2	New Zealand	0.0#
Canada			0.0#	Norway	0.1
Denmark			0.0#	Peru	0.0#
Finland			0.0#	Portugal	0.1
France			0.1	Singapore	0.1
Georgia			0.0#	Spain	0.0#
Germany			0.1	Sweden	0.2
Gibraltar			0.0#	Switzerland	0.1
Hong Kong			0.1	United Kingdom	0.8
Ireland			0.7	United States	95.7
Israel			0.1		100.0
Italy			0.1
				# Less than 0.05%.

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at September 30, 2019, were as follows:
	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$15,182,268	$3,158,955	$12,334,650	$15,493,605

The following table summarizes the securities received as collateral for securities lending at September 30, 2019:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-8.750%	10/22/19-02/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.